Liquidity, Financial Condition and Management's Plans - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 05, 2015	Mar. 06, 2015	Nov. 18, 2014
Liquidity And Managements Plans [Line Items]
Accumulated deficit	$ (81,989,000)		$ (70,338,126)	$ (57,100,511)
Non-cash charges relating to the fair value of derivative liabilities	(9,200,000)
Stock based compensation	401,000	11,000	345,435	38,417
Working capital	9,000,000
Net cash used in operating activities	(1,809,000)	(509,000)	(4,484,362)	(885,218)
Net loss	(11,651,000)	(834,000)	(13,237,616)	(3,707,243)
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses			10,727,475
Proceeds from exercise of stock options	12,000
Private Placement Series B Warrants [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock	3,832,000				3,800,000
Series A Warrant liability [Member]
Liquidity And Managements Plans [Line Items]
Proceed from Exercise of warrants to purchase of common stock	156,000					200,000
IPO [Member]
Liquidity And Managements Plans [Line Items]
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses							8,000,000
IPO [Member] | Units [Member]
Liquidity And Managements Plans [Line Items]
Description of units issued	1,650,000 units, each of which consisted of one share of common stock, one Series A Warrant and one Series B Warrant.		1,650,000 units (each unit consisting of one share of common stock, one Series A warrant and one Series B warrant)
Number of shares issued			1,650,000				1,650,000
Offering price per unit							$ 6.50
Net proceeds after deducting underwriting discounts and commissions and IPO related expenses			$ 10,708,500				$ 8,000,000